Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2019
Prospectus Date	rr_ProspectusDate	Mar. 31, 2019
ALPS Medical Breakthroughs ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

 ALPS ETF TRUST

ALPS MEDICAL BREAKTHROUGHS ETF (NYSE ARCA: SBIO)

SUPPLEMENT DATED APRIL 22, 2019
TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2019

The methodology of the Fund's underlying index, the Poliwogg Medical Breakthroughs IndexSM has changed. Therefore, the disclosures contained in the Summary Prospectus and Prospectus are modified as follows, effective immediately:

Summary Prospectus and Prospectus

The second sentence in the section entitled "Principal Investment Strategies" in the Summary Prospectus and in the Summary Section of the Prospectus is hereby deleted and replaced with the following information:

The Underlying Index is comprised of small and mid-cap stocks of biotechnology companies that have one or more drugs in either Phase II or Phase III of the U.S Food and Drug Administration ("FDA") clinical trials.

The first sentence in the paragraph entitled "Concentration Risk" in the section entitled "Principal Investment Risks" in the Summary Prospectus and in the Summary Section of the Prospectus and in the section entitled "Additional Information About the Fund's Principal Investment Risks" in the Prospectus is hereby deleted and replaced with the following information:

The Fund seeks to track the Underlying Index, which itself currently is concentrated in the biotechnology industry and may have concentration in certain other industries or sectors, as well as regions, economies or markets.

The paragraph entitled "Pharmaceuticals Industry Risk" is hereby deleted in the Summary Prospectus, in the Summary Section of the Prospectus and in the section entitled "Additional Information About the Fund's Principal Investment Risks" in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE